RELATED PARTY TRANSACTIONS - Balances with OneLNG and Subsidiaries (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Amount due from (to) related party	$ 14,010	$ 3,353
OneLNG | Trading balances with affiliates
Related Party Transaction [Line Items]
Amount due from (to) related party	$ 7,898	$ 719